Leases (Details 3) R$ in Millions	Dec. 31, 2025 BRL (R$)
IfrsStatementLineItems [Line Items]
Cash flows related to the contracts discounted	R$ 1,021
Cash flows related to the contracts undiscounted	1,623
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Cash flows related to the contracts discounted	21
Cash flows related to the contracts undiscounted	22
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Cash flows related to the contracts discounted	103
Cash flows related to the contracts undiscounted	115
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Cash flows related to the contracts discounted	123
Cash flows related to the contracts undiscounted	146
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Cash flows related to the contracts discounted	111
Cash flows related to the contracts undiscounted	141
Later Than Five Years And Not Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Cash flows related to the contracts discounted	101
Cash flows related to the contracts undiscounted	136
Later Than Six Years [Member]
IfrsStatementLineItems [Line Items]
Cash flows related to the contracts discounted	562
Cash flows related to the contracts undiscounted	R$ 1,063